Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Shortterm Investments Explanatory [Abstract]
Schedule of Short-term Investments
	December 31,
	2020	2019
	U.S. Dollars in thousands

Fair value through other comprehensive income	$-	$12,832
Bank deposits in USD (1)	39,069	18,413
Total Short-Term Investments	$39,069	$31,245